Cover Page	Oct. 28, 2019
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Oct. 28, 2019
Entity Registrant Name	RETAIL OPPORTUNITY INVESTMENTS CORP
Entity Incorporation, State or Country Code	MD
Entity File Number	001-33749
Entity Tax Identification Number	26-0500600
Entity Address, Address Line One	11250 El Camino Real, Suite 200
Entity Address, City or Town	San Diego,
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92130
City Area Code	858
Local Phone Number	677-0900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001407623
Retail Opportunity Investments Partnerships L.P.
Entity Information [Line Items]
Entity Registrant Name	Retail Opportunity Investments Partnerships L.P.
Entity Incorporation, State or Country Code	DE
Entity File Number	333-189057-01
Entity Tax Identification Number	94-2969738
Entity Central Index Key	0001577230